FEDERATED FIXED INCOME SECURITIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 1, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED FIXED INCOME SECURITIES, INC. (the “Registrant”)
Federated Strategic Income Fund (the “Fund”)
Class A Shares
Class B Shares
Class C Shares
Class F Shares
Institutional Shares
1933 Act File No. 33-43472
1940 Act File No. 811-6447

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2010, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 54 on January 29, 2010.

If you have any questions regarding this certification, please contact me at (412) 288-7268.

Very truly yours,

/s/ Andrew P. Cross
Andrew P. Cross
Assistant Secretary